PROPERTY AND EQUIPMENT	12 Months Ended
Dec. 31, 2018
Property, Plant and Equipment [Abstract]
PROPERTY AND EQUIPMENT
NOTE 4 — PROPERTY AND EQUIPMENT

	December 31
	2017	2018
Cost:
Laboratory equipment	$2,247	$2,829
Office equipment and furniture	254	258
Computers and software	364	410
Leasehold improvements	1,429	1,849
	4,294	5,346
Less:
Accumulated depreciation and amortization	(1,980)	(2,742)
Property and equipment, net	$2,314	$2,604

Depreciation and amortization expense totaled $359, $471 and $762 for the years ended December 31, 2016, 2017 and 2018, respectively.